RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Guarantees provided or received for any related party receivables or payables	Rp 0	Rp 0
Increase (decrease) in impairment loss from trade receivables	Rp (7)	Rp (42)	Rp 91